Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Salaries and short-term benefits	$ 11,702	$ 18,592
Post-employment benefits	1,020	1,130
Share-based payments	2,286	2,281
Key management personnel compensation	$ 15,008	$ 22,003